FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

		Significant	Significant
	Quoted Prices in	Other	Other
	Active Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of March 31, 2023:
Assets, at fair value
Investments held in Trust Account:	$484,900,806	$—	$—
Liabilities, at fair value
Public Warrants	$17,600,000	$—	$—
Private Placement Warrants	$—	$13,493,333	$—

		Significant	Significant
	Quoted Prices in	Other	Other
	Active Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2022:
Assets, at fair value
Investments held in Trust Account:	$1,013,382,491	$—	$—
Liabilities, at fair value
Public Warrants	$9,326,000	$—	$—
Private Placement Warrants	$—	$7,149,933	$—

The following tables present information about the Company’s financial assets and financial liabilities that are measured at fair value as of December 31, 2022 and December 31, 2021, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2022:
Assets, at fair value
Investments held in Trust Account:	$1,013,382,491	$—	$—
Liabilities, at fair value
Public Warrants	$9,326,000	$—	$—
Private Placement Warrants	$—	$7,149,933	$—

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2021:
Assets, at fair value
Investments held in Trust Account:	$1,000,284,779	$—	$—
Liabilities, at fair value
Public Warrants	$17,822,000	$—	$—
Private Placement Warrants	$—	$—	$13,882,522

Fair Value Measurement Inputs and Valuation Techniques

As of December 31, 2021
Exercise price	$11.50
Share price	$9.74
Term (in years)	5.00
Volatility	15.00%
Risk-free interest rate	1.26%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended March 31, 2022 is summarized as follows:

Warrant liabilities at December 31, 2021	$13,882,522
Change in fair value of derivative warrant liabilities	(7,564,154)
Warrant liabilities at March 31, 2022	$6,318,368

The changes in the fair value of the Level 3 warrant liabilities for the years ended December 31, 2022 and 2021 are summarized as follows:

Warrant liabilities at December 31, 2020	$—
Issuance of Public and Private Placement Warrants	55,407,948
Transfer of Public Warrants to Level 1	(17,500,000)
Change in fair value recognized in earnings	(24,025,426)
Warrant liabilities at December 31, 2021	13,882,522
Change in fair value recognized in earnings	(6,732,589)
Transfer of Private Placement Warrants to Level 2	(7,149,933)
Warrant liabilities at December 31, 2022	$—